Equity accounted investments (Tables)	12 Months Ended
Dec. 31, 2019
Equity investments [Abstract]
Equity accounted investments [text block]
(in USD million)	Lundin Petroleum AB	Other equity accounted investments	Total

Net investment at 31 December 2018	1,100	1,763	2,862
Net income/(loss) from equity accounted investments	15	149	164
Acquisitions and increase in capital	0	188	188
Dividend and other distributions	(51)	(223)	(273)
Other comprehensive income/(loss)	(13)	3	(10)
Divestments, derecognition and decrease in paid in capital	(1,051)	(393)	(1,444)

Net investment at 31 December 2019	0	1,487	1,487

Included in equity accounted investments	0	1,441	1,441
Other long-term receivable in equity accounted investments	0	46	46